SHARE-BASED COMPENSATION - Other share based compensation (Details) $ in Thousands, ¥ in Millions					1 Months Ended		12 Months Ended
	Jun. 27, 2018 USD ($)	Jun. 27, 2018 CNY (¥)	May 25, 2018 shares	May 14, 2018 shares	Jun. 30, 2018 USD ($)	Jun. 30, 2018 CNY (¥)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	May 31, 2018 USD ($)	May 31, 2018 CNY (¥)
Share-based compensation expense | $										$ 0
General and administrative expense
Share-based compensation expense					$ 93,800	¥ 620.4
Unrecognized compensation costs											$ 4,800	¥ 31.8
Ordinary share
Issuance of restricted shares to Mr. Kun Dai (in shares)							17,742,890	17,742,890
Exercised (in shares)							8,479,505	8,479,505
Restricted shares
Share-based compensation expense							$ 100	¥ 0.8	$ 0
Mr. Kun Dai | General and administrative expense
Share-based compensation expense	$ 800	¥ 5.2
Mr. Kun Dai | Restricted shares
Issuance of restricted shares to Mr. Kun Dai (in shares)				17,742,890
Executive Officer | Ordinary share
Exercised (in shares)			3,333,330
Unvested stock options			1,666,670
Executive Officer | Ordinary share | Vesting acceleration
Exercised (in shares)			1,666,670
Certain option holders | Ordinary share
Exercised (in shares)			3,479,505